Supplementary cash flow information - Other Exploration and Development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fekola
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (14,718)	$ (14,487)
Masbate
Statement Of Cash Flows [Line Items]
Other exploration and development	(8,266)	(3,971)
Otjikoto
Statement Of Cash Flows [Line Items]
Other exploration and development	(3,183)	(2,455)
Anaconda Regional, Mali
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,489)	(2,424)
Kiaka
Statement Of Cash Flows [Line Items]
Other exploration and development	(4,032)	(3,332)
Ondundu
Statement Of Cash Flows [Line Items]
Other exploration and development	(922)	(1,505)
Finland Properties, Finland
Statement Of Cash Flows [Line Items]
Other exploration and development	(2,336)	(750)
Bantako Nord, Mali
Statement Of Cash Flows [Line Items]
Other exploration and development	(3,199)	(1,689)
Uzbekistan Properties, Uzbekistan
Statement Of Cash Flows [Line Items]
Other exploration and development	(1,967)	(2,164)
Other
Statement Of Cash Flows [Line Items]
Other exploration and development	(5,070)	(8,370)
Total
Statement Of Cash Flows [Line Items]
Other exploration and development	$ (48,182)	$ (41,147)